Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GROWTH STOCK FUND, INC.
Entity Central Index Key	0000080257
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005453
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Investor Class
Trading Symbol	PRGFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Investor Class	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 52,063,513,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$52,063,513
Number of Portfolio Holdings	87

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Communication Services	15.8
Consumer Discretionary	12.3
Health Care	9.6
Financials	6.3
Industrials & Business Services	2.8
Materials	0.8
Consumer Staples	0.7
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.7%
NVIDIA	11.7
Apple	9.8
Amazon.com	7.9
Alphabet	7.2
Meta Platforms	4.8
Eli Lilly	3.4
Visa	2.3
Mastercard	2.0
Netflix	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005454
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Advisor Class
Trading Symbol	TRSAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Advisor Class	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 52,063,513,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$52,063,513
Number of Portfolio Holdings	87

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Communication Services	15.8
Consumer Discretionary	12.3
Health Care	9.6
Financials	6.3
Industrials & Business Services	2.8
Materials	0.8
Consumer Staples	0.7
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.7%
NVIDIA	11.7
Apple	9.8
Amazon.com	7.9
Alphabet	7.2
Meta Platforms	4.8
Eli Lilly	3.4
Visa	2.3
Mastercard	2.0
Netflix	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005455
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	R Class
Trading Symbol	RRGSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - R Class	$64	1.16%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.16%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 52,063,513,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$52,063,513
Number of Portfolio Holdings	87

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Communication Services	15.8
Consumer Discretionary	12.3
Health Care	9.6
Financials	6.3
Industrials & Business Services	2.8
Materials	0.8
Consumer Staples	0.7
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.7%
NVIDIA	11.7
Apple	9.8
Amazon.com	7.9
Alphabet	7.2
Meta Platforms	4.8
Eli Lilly	3.4
Visa	2.3
Mastercard	2.0
Netflix	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159680
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	I Class
Trading Symbol	PRUFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - I Class	$29	0.52%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 52,063,513,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$52,063,513
Number of Portfolio Holdings	87

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Communication Services	15.8
Consumer Discretionary	12.3
Health Care	9.6
Financials	6.3
Industrials & Business Services	2.8
Materials	0.8
Consumer Staples	0.7
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.7%
NVIDIA	11.7
Apple	9.8
Amazon.com	7.9
Alphabet	7.2
Meta Platforms	4.8
Eli Lilly	3.4
Visa	2.3
Mastercard	2.0
Netflix	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219315
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Z Class
Trading Symbol	TRJZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 52,063,513,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$52,063,513
Number of Portfolio Holdings	87

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Communication Services	15.8
Consumer Discretionary	12.3
Health Care	9.6
Financials	6.3
Industrials & Business Services	2.8
Materials	0.8
Consumer Staples	0.7
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.7%
NVIDIA	11.7
Apple	9.8
Amazon.com	7.9
Alphabet	7.2
Meta Platforms	4.8
Eli Lilly	3.4
Visa	2.3
Mastercard	2.0
Netflix	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless